Financial instruments and financial risk management (Tables)	3 Months Ended
Mar. 31, 2020
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At March 31, 2020	Within one year	and five years	five years
Trade payables	$1,504,705	—	—
Accrued liabilities	385,178	—	—
Due to related parties	203,895	—	—
Shareholder loan	1,038	—	—
	$2,094,816	$—	$—

		Between one	More than
At December 31, 2019	Within one year	and five years	five years
Trade payables	$693,502	—	—
Accrued liabilities	1,159,212	—	—
Due to related parties	275,512	—	—
Shareholder loan	2,076	—	—
	$2,130,302	$—	$—

Schedule of financial assets and liabilities that are denominated in US dollars

	March 31,	December 31,
	2020	2019
Cash and cash equivalents	$6,600,785	$10,555,007
Restricted cash	89,343	81,981
Receivables	11,304	192,998
Trade payables and accrued liabilities	(475,332)	(105,896)
	$6,226,100	$10,724,090

Schedule of classification of financial instruments

	March 31,	December 31,
	2020	2019
Amortized cost:
Cash and cash equivalents	$7,534,585	$11,095,848
Restricted cash	191,675	184,314
Receivables	165,961	144,391
	$7,892,221	$11,424,553

	March 31,	December 31,
	2020	2019
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$2,093,777	$2,128,226
Shareholder loan	1,038	2,076
Derivative financial liabilities:
Derivative liability	3,070,012	7,072,134
	$5,164,827	$9,202,436